                                                  ------------------------------
                                                           OMB APPROVAL
                                                      OMB Number:   3235-0006
                                                     Expires: February 28, 1997
                                                      Estimated average burden
                                                  hours per response . . . 24.60
                                                  ------------------------------




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2001.

Check here if Amendment: [_]; Amendment Number: ____

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:

GEOCAPITAL, LLC
--------------------------------------------------------------------------------

Address:

825 THIRD AVENUE - 32ND FLOOR      NEW YORK       NY        10022-7519
--------------------------------------------------------------------------------

Form 13F File Number: 28-_____________

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:

IRWIN LIEBER
--------------------------------------------------------------------------------

Title:

CHAIRMAN & CIO
--------------------------------------------------------------------------------


Phone:

(212) 486-4455
--------------------------------------------------------------------------------


Signature, Place, and Date of Signing:

/s/ IRWIN LIEBER                 NEW YORK, NY                    APRIL 2, 2001
--------------------------------------------------------------------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number Name

     28-4421              IRWIN LIEBER
     ----------------     -------------------------
     28-4421              BARRY FINGERHUT
     ----------------     -------------------------
     28-4421              AFFILIATED MANAGERS GROUP
     ----------------     -------------------------

     [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------    --------------   --------   --------    ------------------   ----------    --------    --------------------
                                                    VALUE     SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
------------------    --------------   --------   --------    -------  ---  ----   ----------    --------    ----   ------   ----
SEE ATTACHED
_________________________________________________________________________________________________________________________________

_________________________________________________________________________________________________________________________________

_________________________________________________________________________________________________________________________________

_________________________________________________________________________________________________________________________________

_________________________________________________________________________________________________________________________________

[Repeat as necessary]



EDGARLink 7.0 (8/00) Ver. 3.1

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 03/30/01
                          RUN DATE: 04/02/01 10:29 A.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   77

FORM 13F INFORMATION TABLE VALUE TOTAL:   $1,469,972,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

FORM 13F INFORMATION TABLE
AS OF DATE 3/30/01

SECURITY DESCRIPTION               TITLE OF             CUSIP        VALUE        SHARES      SH/     INVESTMENT    VOTING AUTHORITY
                                   CLASS                             (X$1000)     PRN AMT     PRN     DISCRETION    SOLE     SHARED
ABM INDS INC                       COM                     957100       37498     1199935     SH      DEFINED          0     1199935
AMERICAN INTL GROUP INC            COM                   26874107         267        3315     SH      DEFINED          0        3315
APOLLO GROUP INC CL A              COM                   37604105       97482     2970881     SH      DEFINED          0     2970881
APPLERA CORP-CELERA GENOMICS G     COM                   38020202       26584      861705     SH      DEFINED          0      861705
BEA SYS INC                        COM                   73325102        2990      101800     SH      DEFINED          0      101800
BJ SVCS CO                         COM                   55482103       25414      356935     SH      DEFINED          0      356935
BROADVISION INC                    COM                  111412102       12548     2348090     SH      DEFINED          0     2348090
CABLETRON SYS INC                  COM                  126920107       14481     1122580     SH      DEFINED          0     1122580
CENTRA SOFTWARE, INC.              COM                  15234X103       14010     2155365     SH      DEFINED          0     2155365
CONSOL ENERGY INC                  COM                  20854P109       18591      538865     SH      DEFINED          0      538865
COVANSYS                           COM                  20452F107       24141     2604206     SH      DEFINED          0     2604206
CUNO INC                           COM                  126583103        5725      197400     SH      DEFINED          0      197400
CYLINK                             COM                  232565101        1887      943400     SH      DEFINED          0      943400
CYPRESS SEMICONDUCTOR CORP COM     COM                  232806109         449       25332     SH      DEFINED          0       25332
DATA RETURN CORP                   COM                  23785M104        4566     1521860     SH      DEFINED          0     1521860
DEVRY INC                          COM                  251893103       88532     2946160     SH      DEFINED          0     2946160
DIGEX INC                          COM                  253756100       10655      764475     SH      DEFINED          0      764475
DIGITALTHINK INC                   COM                  25388M100       18118     1735855     SH      DEFINED          0     1735855
EDISON SCHS INC CL A               COM                  281033100       46099     2276475     SH      DEFINED          0     2276475
EGAIN COMMUNICATIONS CORP          COM                  28225C103        5731     2381520     SH      DEFINED          0     2381520
ELOYALTY CORP                      COM                  290151109        8043     3299746     SH      DEFINED          0     3299746
EMUSIC COM INC COM                 COM                  292476108           9       35485     SH      DEFINED          0       35485
EXODUS COMMUNICATIONS INC          COM                  302088109       21243     1976083     SH      DEFINED          0     1976083
FELCOR LODGING TR INC              COM                  31430F101       26720     1164286     SH      DEFINED          0     1164286
FRONTLINE CAP GROUP                COM                  35921N101        6966      683800     SH      DEFINED          0      683800
FRONTLINE CAPITAL GROUP - WARR     WARRANT AND RIGH     35921N994           0       26450     SH      DEFINED          0       26450
HEARTLAND EXPRESS INC              COM                  422347104        9169      363130     SH      DEFINED          0      363130
HOLLYWOOD MEDIA CORPORATION        COM                  436233100        7722     1739300     SH      DEFINED          0     1739300
HORIZON OFFSHORE INC               COM                  44043J105       33878     1368825     SH      DEFINED          0     1368825

FORM 13F INFORMATION TABLE
AS OF DATE 3/30/01

SECURITY DESCRIPTION               TITLE OF             CUSIP        VALUE        SHARES      SH/     INVESTMENT    VOTING AUTHORITY
                                   CLASS                             (X$1000)     PRN AMT     PRN     DISCRETION    SOLE     SHARED
HOST MARRIOTT CORP NEW             COM                  44107P104       27495     2354017     SH      DEFINED          0     2354017
INFORMATION HOLDINGS, INC.         COM                  456727106       34864     1629175     SH      DEFINED          0     1629175
JUNIPER NETWORKS INC COM           COM                  48203R104        1139       30000     SH      DEFINED          0       30000
JUPITER MEDIA METRIX               COM                  48206U104        7698     2368495     SH      DEFINED          0     2368495
KIRBY CORP                         COM                  497266106       36234     1811685     SH      DEFINED          0     1811685
LEGG MASON INC                     COM                  524901105       78894     1873962     SH      DEFINED          0     1873962
LYNX THERAPEUTICS INC              COM                  551812308        5491      651990     SH      DEFINED          0      651990
MACROMEDIA INC                     COM                  556100105       16741     1042250     SH      DEFINED          0     1042250
MARCHFIRST INC                     COM                  566244109         423     3004630     SH      DEFINED          0     3004630
MAVERICK TUBE CORP                 COM                  577914104       15502      752500     SH      DEFINED          0      752500
MERCURY INTERACTIVE                COM                  589405109        2986       71300     SH      DEFINED          0       71300
MILLENNIUM PHARMACTCLS INC         COM                  599902103       13463      442000     SH      DEFINED          0      442000
MILLER HERMAN INC                  COM                  600544100       52808     2283600     SH      DEFINED          0     2283600
MODEM MEDIA INC CL A               COM                  607533106        6490     1854375     SH      DEFINED          0     1854375
NATIONAL INSTRUMENTS               COM                  636518102       39731     1217815     SH      DEFINED          0     1217815
NEON SYS INC                       COM                  640509105        4391      943000     SH      DEFINED          0      943000
NETRO CORP                         COM                  64114R109          50       10000     SH      DEFINED          0       10000
NORTEL NETWORKS CORP NEW COM       COM                  656568102         424       30162     SH      DEFINED          0       30162
ONESOURCE INFORMATION SVCS INC     COM                  68272J106        1652      321345     SH      DEFINED          0      321345
PARADIGM GENETICS INC              COM                  69900R106        6403     1164175     SH      DEFINED          0     1164175
PARAMETRIC TECHNOLOGY              COM                  699173100       24227     2673350     SH      DEFINED          0     2673350
PEOPLESOFT                         COM                  712713106       20986      895388     SH      DEFINED          0      895388
PRIMUS TELECOMM GROUP              COM                  741929103        7006     2114895     SH      DEFINED          0     2114895
PROBUSINESS SERVICES               COM                  742674104       24991     1139180     SH      DEFINED          0     1139180
QUEST PRODS CORP                   COM                  747955102         391     3556434     SH      DEFINED          0     3556434
QUEST SOFTWARE                     COM                  74834T103        7612      428865     SH      DEFINED          0      428865
RARE MEDIUM GROUP INC COM          COM                  75382N109          21       12000     SH      DEFINED          0       12000
RWD TECHNOLOGIES INC.              COM                  74975B101        1008      278105     SH      DEFINED          0      278105
S1 CORP                            COM                  78463B101       14084     1942560     SH      DEFINED          0     1942560

FORM 13F INFORMATION TABLE
AS OF DATE 3/30/01

SECURITY DESCRIPTION               TITLE OF             CUSIP        VALUE        SHARES      SH/     INVESTMENT    VOTING AUTHORITY
                                   CLASS                             (X$1000)     PRN AMT     PRN     DISCRETION    SOLE     SHARED
SCHEIN HENRY INC                   COM                  806407102       32219      876695     SH      DEFINED          0      876695
SCIQUEST COM                       COM                  80908Q107          10       11753     SH      DEFINED          0       11753
SEACOR SMIT INC.                   COM                  811904101       69955     1547675     SH      DEFINED          0     1547675
SILICON VY BANCSHARES              COM                  827064106       13066      556000     SH      DEFINED          0      556000
SOTHEBY HLDGS INC CL A             COM                  835898107       36547     1989495     SH      DEFINED          0     1989495
STEIN MART INC                     COM                  858375108       14584     1333400     SH      DEFINED          0     1333400
SYCAMORE NETWORKS INC COM          COM                  871206108        1000      100000     SH      DEFINED          0      100000
TALK.COM INC                       COM                  874264104       10105     4491175     SH      DEFINED          0     4491175
TECHNOLOGY SOLUTION CO.            COM                  87872T108        8426     3797700     SH      DEFINED          0     3797700
TERRA NETWORKS S A ADR SPONSOR     COM                  88100W103         142       15403     SH      DEFINED          0       15403
TESSCO TECHNOLOGIES                COM                  872386107        3690      396290     SH      DEFINED          0      396290
TRUE NORTH COMMUNICATIONS          COM                  897844106       74921     1984660     SH      DEFINED          0     1984660
UNIVERSITY OF PHOENIX ONLINE       COM                   37604204       20682      708585     SH      DEFINED          0      708585
US CONCRETE INC.                   COM                  90333L102        7843      896300     SH      DEFINED          0      896300
VERITAS DGC INC                    COM                  92343P107       53618     1678175     SH      DEFINED          0     1678175
VESTCOM INTL INC COM               COM                  924904105          25       12500     SH      DEFINED          0       12500
WILEY JOHN & SONS INC CL A         COM                  968223206       75621     4001100     SH      DEFINED          0     4001100
WIND RIV SYS INC                   COM                  973149107       17893      769600     SH      DEFINED          0      769600
W-H ENERGY SVCS INC                COM                  9.29E+112        6902      284600     SH      DEFINED          0      284600

LINE COUNT: 77